EQUITY (Details) - Schedule of movement of retained earnings - Retained earnings [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY (Details) - Schedule of movement of retained earnings [Line Items]
Opening balance	$ 352,272	$ 218,971	$ (31,464)
Increase (decrease) by new standards			(9,548)
Result for the period	(4,545,887)	190,430	309,811
Dividends		(57,129)	(54,580)
Other increase (decreases)			4,752
Closing balance	$ (4,193,615)	$ 352,272	$ 218,971